GMO Resources Fund Annual Fund Operating Expenses - GMO Resources Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027June 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.585%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.64%
Class VI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.555%	[1]
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.61%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Other Expenses (as a percentage of Assets):	0.17%	[2]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.00%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.82%

[1]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.